Fair Value Measurement Hierarchy - Summary of Fair Value Measurement Hierarchy Of The Assets And Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Liability for Put Options with Non-controlling Interests
Financial Liabilities [Abstract]
Carrying value	₨ 5,409		₨ 9,546
Financial liabilities at fair value | Liability for Put Options with Non-controlling Interests
Financial Liabilities [Abstract]
Carrying value	5,409	$ 66	9,546
Fair value	5,409	66	9,546
Financial liabilities at fair value | Liability for Put Options with Non-controlling Interests | Level 2
Financial Liabilities [Abstract]
Carrying value	5,409	66	9,546
Fair value	5,409	66	9,546
Financial liabilities designated as a hedge instrument at fair value | Derivative instruments - hedge instruments | Level 2
Financial Liabilities [Abstract]
Carrying value	866	11	1,723
Fair value	866	11	1,723
Financial liabilities at FVTPL | Derivative instruments - public share warrants | Level 1
Financial Liabilities [Abstract]
Carrying value	915	11	1,543
Fair value	915	11	1,543
Financial liabilities at FVTPL | Derivative instruments - private share warrants | Level 2
Financial Liabilities [Abstract]
Carrying value	394	5	943
Fair value	394	5	943
Financial assets designated as a hedge instrument at fair value | Derivative instruments
Financial Assets [Abstract]
Carrying value	6,336	77	3,593
Fair value	6,336	77	3,593
Financial assets designated as a hedge instrument at fair value | Derivative instruments | Level 2
Financial Assets [Abstract]
Carrying value	6,336	77	3,593
Fair value	6,336	77	3,593
Financial assets at FVTPL | Investments | Level 2
Financial Assets [Abstract]
Carrying value	926	11	0
Fair value	₨ 926	$ 11	₨ 0